UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Emerging Markets Bond Fund	June 30, 2019
PREMX	Investor Class
PAIKX	Advisor Class
PRXIX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE EMERGING MARKETS BOND FUND

HIGHLIGHTS

■	The Emerging Markets Bond Fund outperformed its benchmark and the Lipper peer group for the six months ended June 30, 2019.

■	The fund’s security selection contributed to relative returns, while country allocation detracted.

■	The portfolio remains underweight lower-yielding markets that provide limited relative value, such as China and the Philippines, in favor of higher-yielding countries that offer better opportunities for risk-adjusted return, including South Africa and Brazil.

■	Emerging markets fundamentals remain broadly supportive, including stable underlying economic growth, more disciplined government spending, largely balanced current accounts, and rational economic policy in most major countries.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Markets overcame a bout of volatility in May and recorded exceptional returns in the six months ended June 30, 2019. The large-cap S&P 500 Index reached record highs and notched its best start to a year in over two decades. Overseas equity markets were also strong, while bond prices rose as longer-term interest rates fell to their lowest levels since late 2016.

Markets rebounded to start the year, as many of the worries behind the sell-off in late 2018 receded. Investors seemed most relieved by a dovish pivot in monetary policy. The S&P 500 scored its best daily gain for the period on January 4, after Federal Reserve Chair Jerome Powell pledged that the central bank would respond with all the tools at its disposal to counteract an economic downturn or financial turmoil. The Fed soon paused and kept rates steady following a series of quarterly hikes stretching back to late 2017.

Investors also seemed comforted by progress in U.S.-China trade relations. In March, President Donald Trump postponed a threatened tariff increase on Chinese goods and remarked that the two sides were “getting very close” to a deal. Encouraging statements continued to flow from the White House, and speculation grew that Chinese President Xi Jinping would soon visit Washington to sign an agreement.

Hopes for a deal were dashed in early May, however, sending stocks sharply lower. With negotiations at a standstill, on May 10, the administration increased the tariff rate to 25% from 10% on $200 billion in Chinese goods, as the president had long threatened. China soon retaliated with its own tariffs. A technological “cold war” also seemed to be developing, with both sides taking measures to cut off the other’s access to key components and raw materials. Stocks fell sharply in response, and the small- and mid-cap indexes moved back into correction territory, or down more than 10% from the highs they established late in the previous summer.

Another turn in trade policy in June helped stocks recover their losses. The White House abandoned an earlier threat to put tariffs on Mexican imports in response to immigration issues, and President Trump again softened his stance on China. Markets were closed on the final weekend of the month, when the president announced that he and President Xi had agreed to resume trade negotiations and arranged a truce that would at least temporarily prevent the imposition of further tariffs.

An even bigger factor in the June rebound appeared to be growing confidence that the Fed would cut interest rates rather than merely keep them steady. Fed Chair Powell pledged that policymakers were paying close attention to the impact of trade tensions on the economy and would “act as appropriate to sustain the expansion.” Policymakers also dropped references to being “patient” in adjusting monetary policy. By the end of the month, futures markets were pricing in 75 basis points (0.75 percentage point) of cuts in the second half of the year, with a reasonable chance of more to come in 2020.

The dovish shift in Fed policy has been driven by accumulating evidence of slowing global growth. Rising trade barriers have taken a heavy toll on the global manufacturing sector, and business investment has pulled back as managers confront additional sources of uncertainty, such as the possibility of a disorderly Brexit this October. As a result, corporate earnings growth has stalled in the U.S. and turned negative in other major markets. On the positive side, consumers remain in much better shape, particularly domestically.

We see little evidence to suggest a recession is on the horizon. Indeed, with markets at all-time highs, investors seem willing to bet that this decade-long economic recovery still has legs. We will keep a close eye on developments and rely on our careful fundamental research to avoid pitfalls; I am confident our strategic investing approach will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide high income and capital appreciation.

FUND COMMENTARY

How did the fund perform in the past six months?

The T. Rowe Price Emerging Markets Bond Fund returned 10.93% for the six months ended June 30, 2019, outperforming the benchmark J.P. Morgan Emerging Markets Bond Index Global and the Lipper peer group average. (Results for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Security selection contributed to relative returns, largely because of positions in quasi-sovereign, state-owned entities that offer higher yields than their sovereign issuers while enjoying state support. Positioning within South Africa was beneficial due to the portfolio’s overweight allocation to state-owned utility Eskom. South African bonds performed well amid the risk-on environment, a modest recovery in growth, the government’s commitment to reform, and, most recently, the positive election outcome with incumbent President Cyril Ramaphosa’s party winning reelection. Eskom debt, supported by pledged sovereign support and a higher yield, outperformed South African government bonds and contributed to relative returns. Our selection of Brazilian corporates further aided relative performance, largely due to positions in partially state-owned oil company Petrobras, which outperformed the sovereign during the period. Petrobras benefited from an increase in oil prices and an improved balance sheet and provides a yield advantage over the sovereign. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Country allocation decisions, however, detracted from relative returns. The portfolio’s overweight allocation to Venezuela held back results as the country remained in political and economic distress, and its bonds struggled amid secondary market sanctions and poor liquidity. Venezuelan debt declined amid political stagnation, waning investor enthusiasm, and poor liquidity following a substantial rally in January. We believe the ongoing economic and political crisis will ultimately result in regime change in Venezuela, with the potential for outsized returns in an eventual debt restructuring. However, we anticipate ongoing volatility in the bonds and a potentially protracted restructuring process. An overweight to Turkey detracted from performance as Turkish assets lagged advances in the broader market amid volatility. A government-mandated revote in Turkish local elections and ongoing geopolitical tensions subdued enthusiasm for the country’s bonds. The fund’s overweight to lower-yielding Serbia was a modest drag on performance.

The fund’s small exposure to emerging markets currencies modestly contributed to performance as the U.S. dollar softened against most other currencies in the first half of 2019. The portfolio’s duration was shorter than the duration of the benchmark, which modestly detracted from relative returns as yields generally decreased. (Duration measures a bond’s sensitivity to changes in interest rates.)

How is the fund positioned?

The portfolio remains underweight lower-yielding markets that provide limited relative value, such as China and the Philippines, in favor of higher-yielding countries that offer better opportunities for risk-adjusted returns, including South Africa and Brazil. This represents a philosophical style bias in how we manage the portfolio rather than a tactical positioning decision.

We maintain a meaningful allocation to emerging markets corporate bonds. While we think that corporate debt is well positioned to benefit from accelerating growth, we are also mindful that emerging markets corporate bonds are also generally less liquid than government debt. Within the emerging markets corporate segment, we tend to favor quasi-sovereign issuers, such as Brazil’s Petrobras and South Africa’s Eskom, because they are generally more liquid than traditional corporates and provide similar links to underlying growth trends.

In terms of tactical risk exposure in the portfolio, we modestly added riskier positions early in the year as selling pressure on the asset class at the end of 2018 created attractive valuations. We have since de-risked and are positioned somewhat conservatively, focusing on idiosyncratic opportunities with positive reform momentum. These include countries implementing International Monetary Fund (IMF) reform programs, such as Argentina, Ecuador, and Ukraine, as well as Brazil and South Africa. The portfolio had overweight allocations to these countries at the end of the period. We reduced our overweight to Turkey because of persisting concerns surrounding economic reforms and geopolitics. We are underweight Russia due to the increased risk of the U.S. imposing additional sanctions on the country.

The fund holds select local currency-denominated sovereign bonds where the relative value appears compelling versus debt denominated in U.S. dollars. At the end of the period, local-currency debt accounted for about 2% of the portfolio. Depending on our outlook for a particular currency and the costs involved, we may fully or partially hedge the currency exposure to reduce risk or opt not to hedge if a currency appears to be poised to gain against the dollar.

Market liquidity is a key variable that we closely monitor. Reduced liquidity can limit our ability to buy and sell emerging markets bonds at efficient prices. Emerging markets debt, as one of the riskier and less traded fixed income asset classes, tends to have lower liquidity than high-quality government debt such as U.S. Treasuries. Increases in market volatility may result in limited liquidity for some bonds from developing countries. As a result, we actively consider market depth and liquidity when evaluating bonds for purchase or sale.

What is portfolio management’s outlook?

While emerging markets are not insulated from concerns about slowing global growth, trade wars, and geopolitical uncertainty, we remain cautiously optimistic on the asset class as it offers one of the highest-yielding opportunities in the fixed income market and has proven increasingly durable through market corrections. Despite a strong rally, credit spreads remain at attractive levels relative to history, with yields now three times those of U.S. Treasuries. (Credit spreads measure the additional yield that investors demand to hold a bond with credit risk compared with a high-quality government security, such as U.S. Treasuries, with a comparable maturity.) This yield provides a substantial buffer against exogenous volatility. Also, there is a silver lining to the uncertain global environment—a more dovish Fed has given emerging markets room to ease monetary policy and may support nondollar currencies.

Emerging markets fundamentals remain broadly supportive, including stable underlying economic growth, more disciplined government spending, largely balanced current accounts, and rational economic policy in most major markets. We think that exogenous macro risks, along with several idiosyncratic factors within emerging markets, will likely be the key drivers in the second half of 2019. These country-specific factors include the effects of the trade war and domestic fiscal stimulus on China; President Andrés Manuel López Obrador’s policy direction, especially on energy reforms, in Mexico; Argentina’s adjustments under its IMF program as well as its upcoming election; and the willingness of Turkey to enact reforms in the face of political pressures. In this uncertain environment, we believe that the extended reach of T. Rowe Price’s global credit, sovereign, and equity research platforms, combined with our emphasis on collaboration across those platforms, gives us a critical edge in analyzing both risks and opportunities in emerging markets bonds.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISK OF INTERNATIONAL BOND INVESTING

Funds that invest overseas generally carry more risk, including unpredictable changes in currency values, than funds that invest strictly in U.S. assets. Investments in emerging markets are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.

International investments are subject to currency risk, a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund’s holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.

Bonds are also subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

BENCHMARK INFORMATION

Note: Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The index is used with permission. The index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

| PORTFOLIO OF INVESTMENTS‡ | Par/Shares | $ Value |
|---|---|---|
| (Cost and value in $000s) | | |
| **ALBANIA 0.0%** | | |
| **Government Bonds 0.0%** | | |
| Government of Albania, 3.50%, 10/9/25 (EUR)(1) | 100,000 | 121 |
| **Total Albania (Cost $116)** | | **121** |
| **ANGOLA 0.0%** | | |
| **Government Bonds 0.0%** | | |
| Republic of Angola, 8.25%, 5/9/28 (USD) | 1,250,000 | 1,342 |
| Republic of Angola, 9.50%, 11/12/25 (USD) | 250,000 | 287 |
| **Total Angola (Cost $1,571)** | | **1,629** |
| **ARGENTINA 7.4%** | | |
| **Corporate Bonds 0.7%** | | |
| Adecoagro, 6.00%, 9/21/27 (USD) | 855,000 | 821 |
| Adecoagro, 6.00%, 9/21/27 (USD)(1) | 8,840,000 | 8,486 |
| Banco Macro, 17.50%, 5/8/22 (1) | 41,665,000 | 611 |
| Banco Macro, VR, 6.75%, 11/4/26 (USD)(1)(2) | 14,540,000 | 12,650 |
| IRSA Propiedades Comerciales, 8.75%, 3/23/23 (USD)(1) | 13,995,000 | 13,505 |
| Tarjeta Naranja, FRN, BDLRPP + 3.50%, 17.724%, 4/11/22 (USD)(1) | 17,525,000 | 5,077 |
| YPF Sociedad Anonima, FRN, BDLRPP + 4.00%, 16.33%, 7/7/20 (USD)(1) | 4,550,000 | 1,609 |
| | | **42,759** |
| **Government Bonds 6.7%** | | |
| Province of Buenos Aires, 9.125%, 3/16/24 (USD) | 16,350,000 | 13,734 |
| Province of Buenos Aires, FRN, BDLRPP + 3.83%, 48.771%, 5/31/22 | 191,620,000 | 3,698 |
| Republic of Argentina, 4.625%, 1/11/23 (USD) | 2,300,000 | 1,850 |
| Republic of Argentina, 5.00%, 1/15/27 (EUR) | 600,000 | 500 |
| Republic of Argentina, 5.625%, 1/26/22 (USD) | 660,000 | 558 |

| | | |
|---|---|---|
| Republic of Argentina, 5.875%, 1/11/28 (USD) | 64,065,000 | 48,890 |
| Republic of Argentina, 6.875%, 1/26/27 (USD) | 13,800,000 | 11,111 |
| Republic of Argentina, 6.875%, 1/11/48 (USD) | 600,000 | 446 |
| Republic of Argentina, 7.125%, 7/6/36 (USD) | 3,400,000 | 2,637 |
| Republic of Argentina, 7.50%, 4/22/26 (USD) | 171,565,000 | 144,803 |
| Republic of Argentina, 8.28%, 12/31/33 (USD) | 132,878,151 | 111,453 |
| Republic of Argentina, 8.75%, 5/7/24 (USD) | 29,800,000 | 21,341 |
| Republic of Argentina, Inflation-Indexed, 4.00%, 3/6/20 | 16,474,994 | 324 |
| Republic of Argentina, STEP, 3.75%, 12/31/38 (USD) | 34,250,000 | 20,122 |
| Republic of Argentina, VR, 0.00%, 12/15/35 (USD) | 113,815,000 | 4,326 |
| | | 385,793 |
| **Total Argentina (Cost $522,268)** | | **428,552** |
| **AZERBAIJAN 0.0%** | | |
| **Government Bonds 0.0%** | | |
| Republic of Azerbaijan, 3.50%, 9/1/32 | 200,000 | 189 |
| Southern Gas Corridor, 6.875%, 3/24/26 | 500,000 | 581 |
| **Total Azerbaijan (Cost $730)** | | **770** |
| **BAHAMAS 1.4%** | | |
| **Government Bonds 1.4%** | | |
| Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)(1) | 71,595,000 | 77,578 |
| Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) | 5,000,000 | 5,349 |
| **Total Bahamas (Cost $78,104)** | | **82,927** |
| **BENIN 0.4%** | | |
| **Government Bonds 0.4%** | | |
| Government of Benin, 5.75%, 3/26/26 (1) | 21,600,000 | 25,235 |
| **Total Benin (Cost $24,245)** | | **25,235** |

## BERMUDA 0.4%

### Government Bonds 0.4%

| | | |
|---|---|---|
| Government of Bermuda, 4.75%, 2/15/29 (USD)(1) | 18,770,000 | 20,764 |
| **Total Bermuda (Cost $19,069)** | | **20,764** |

## BRAZIL 10.4%

### Corporate Bonds 8.0%

| | | |
|---|---|---|
| Azul Investments, 5.875%, 10/26/24 (USD)(1) | 24,785,000 | 24,506 |
| Banco do Brasil, VR, 9.00% (USD)(2)(3) | 37,660,000 | 41,567 |
| BRF, 4.75%, 5/22/24 (USD) | 12,100,000 | 12,167 |
| Cosan Overseas, 8.25% (USD)(3) | 6,085,000 | 6,313 |
| CSN Resources, 7.625%, 2/13/23 (USD)(1) | 5,650,000 | 5,982 |
| CSN Resources, 7.625%, 2/13/23 (USD) | 16,175,000 | 17,125 |
| Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD) | 6,045,000 | 6,106 |
| Itau Unibanco Holding, VR, 6.125% (USD)(1)(2)(3) | 8,345,000 | 8,510 |
| Itau Unibanco Holding, VR, 6.50% (USD)(1)(2)(3) | 5,700,000 | 5,856 |
| Klabin Austria GmbH, 5.75%, 4/3/29 (USD)(1) | 10,350,000 | 11,051 |
| Minerva Luxembourg, 6.50%, 9/20/26 (USD)(1) | 18,335,000 | 19,163 |
| Oi, 10.00%, 7/27/25 (USD)(4) | 5,025,000 | 5,213 |
| Petrobras Global Finance, 5.625%, 5/20/43 (USD) | 6,000,000 | 5,824 |
| Petrobras Global Finance, 6.85%, 6/5/2115 (USD) | 24,546,000 | 25,507 |
| Petrobras Global Finance, 7.375%, 1/17/27 (USD) | 50,020,000 | 57,548 |
| Petrobras Global Finance, 8.75%, 5/23/26 (USD) | 148,050,000 | 183,119 |
| Rumo Luxembourg, 5.875%, 1/18/25 (USD)(1) | 6,975,000 | 7,417 |
| Suzano Austria GmbH, 6.00%, 1/15/29 (USD)(1) | 15,200,000 | 16,606 |
| | | **459,580** |

### Government Bonds 2.4%

| | | |
|---|---|---|
| Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed, 6.00%, 5/15/23 | 3,002,625 | 867 |
| Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23 | 135,750,000 | 38,861 |
| Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27 | 700,000 | 209 |

| | | |
|---|---|---|
| Republic of Brazil, 4.50%, 5/30/29 (USD) | 1,000,000 | 1,028 |
| Republic of Brazil, 4.625%, 1/13/28 (USD) | 33,000,000 | 34,675 |
| Republic of Brazil, 5.00%, 1/27/45 (USD) | 29,413,000 | 29,101 |
| Republic of Brazil, 5.625%, 1/7/41 (USD) | 22,545,000 | 24,199 |
| Republic of Brazil, 5.625%, 2/21/47 (USD) | 1,000,000 | 1,067 |
| Republic of Brazil, 6.00%, 4/7/26 (USD) | 1,030,000 | 1,187 |
| Republic of Brazil, 7.125%, 1/20/37 (USD) | 245,000 | 304 |
| Republic of Brazil, 8.25%, 1/20/34 (USD) | 5,500,000 | 7,356 |
| | | **138,854** |
| **Total Brazil (Cost $549,914)** | | **598,434** |

## BULGARIA 0.0%

**Government Bonds 0.0%**

| | | |
|---|---|---|
| Republic of Bulgaria, 3.125%, 3/26/35 (EUR) | 100,000 | 138 |
| **Total Bulgaria (Cost $123)** | | **138** |

## CANADA 0.1%

**Common Stocks 0.1%**

| | | |
|---|---|---|
| Frontera Energy (USD) | 331,850 | 3,431 |
| **Total Canada (Cost $531)** | | **3,431** |

## CHILE 0.0%

**Corporate Bonds 0.0%**

| | | |
|---|---|---|
| Codelco, 3.625%, 8/1/27 (USD)(1) | 560,000 | 581 |
| Codelco, 4.50%, 8/1/47 (USD) | 500,000 | 541 |
| Codelco, 4.875%, 11/4/44 (USD) | 400,000 | 457 |
| Empresa Nacional del Petroleo, 3.75%, 8/5/26 (USD) | 675,000 | 693 |
| | | **2,272** |

**Government Bonds 0.0%**

| | | |
|---|---|---|
| Republic of Chile, 3.125%, 1/21/26 (USD) | 300,000 | 313 |

| | | |
|---|---|---|
| Republic of Chile, 3.24%, 2/6/28 (USD) | 600,000 | 630 |
| | | **943** |
| **Total Chile (Cost $2,964)** | | **3,215** |

## CHINA 3.4%

**Convertible Bonds 0.1%**

| | | |
|---|---|---|
| Ctrip.com International, 1.25%, 9/15/22 (USD) | 5,770,000 | 5,762 |
| | | **5,762** |

**Corporate Bonds 3.3%**

| | | |
|---|---|---|
| CAR, 6.125%, 2/4/20 (USD) | 8,200,000 | 8,200 |
| China Evergrande Group, 6.25%, 6/28/21 (USD) | 8,500,000 | 8,175 |
| China Evergrande Group, 9.50%, 4/11/22 (USD) | 1,235,000 | 1,227 |
| CIFI Holdings Group, 6.55%, 3/28/24 (USD) | 4,399,000 | 4,311 |
| CIFI Holdings Group, 7.625%, 3/2/21 (USD) | 8,200,000 | 8,499 |
| CNAC HK Finbridge, 4.125%, 7/19/27 (USD) | 340,000 | 350 |
| CNAC HK Finbridge, 4.625%, 3/14/23 (USD) | 16,200,000 | 16,946 |
| CNAC HK Finbridge, 5.125%, 3/14/28 (USD) | 1,059,000 | 1,169 |
| CNOOC Curtis Funding No 1, 4.50%, 10/3/23 (USD) | 27,600,000 | 29,533 |
| CNRC Capitale, VR, 3.90% (USD)(2)(3) | 3,762,000 | 3,764 |
| Country Garden Holdings, 4.75%, 1/17/23 (USD) | 10,350,000 | 10,149 |
| Country Garden Holdings, 8.00%, 1/27/24 (USD) | 3,700,000 | 4,028 |
| Easy Tactic, 9.125%, 7/28/22 (USD) | 10,740,000 | 11,401 |
| Export-Import Bank of China, 3.375%, 3/14/27 (USD) | 2,374,000 | 2,447 |
| Golden Eagle Retail Group, 4.625%, 5/21/23 (USD) | 13,850,000 | 13,175 |
| State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD) | 22,919,000 | 25,838 |
| State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)(1) | 1,365,000 | 1,537 |
| State Grid Overseas Investment 2014, 4.125%, 5/7/24 (USD) | 1,884,000 | 2,007 |
| State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD) | 8,984,000 | 10,839 |
| State Grid Overseas Investment 2016, 2.875%, 5/18/26 (USD) | 15,400,000 | 15,328 |
| State Grid Overseas Investment 2016, 4.00%, 5/4/47 (USD) | 260,000 | 280 |

| | | |
|---|---|---|
| Yanlord Land, 6.75%, 4/23/23 (USD) | 11,515,000 | 11,770 |
| | | **190,973** |
| **Total China (Cost $188,756)** | | **196,735** |

## COLOMBIA 1.5%

**Common Stocks 0.0%**

| | | |
|---|---|---|
| Frontera Energy (CAD) | 69,848 | 722 |
| | | **722** |

**Government Bonds 1.5%**

| | | |
|---|---|---|
| Republic of Colombia, 3.875%, 4/25/27 (USD) | 250,000 | 261 |
| Republic of Colombia, 4.00%, 2/26/24 (USD) | 2,380,000 | 2,494 |
| Republic of Colombia, 4.375%, 7/12/21 (USD) | 290,000 | 300 |
| Republic of Colombia, 4.50%, 1/28/26 (USD) | 400,000 | 433 |
| Republic of Columbia, 5.00%, 6/15/45 (USD) | 305,000 | 337 |
| Republic of Colombia, 5.625%, 2/26/44 (USD) | 31,000,000 | 36,785 |
| Republic of Colombia, 6.125%, 1/18/41 (USD) | 37,590,000 | 46,612 |
| Republic of Colombia, 7.375%, 9/18/37 (USD) | 575,000 | 784 |
| | | **88,006** |
| **Total Colombia (Cost $86,757)** | | **88,728** |

## CONGO 0.2%

**Corporate Bonds 0.2%**

| | | |
|---|---|---|
| HTA Group, 9.125%, 3/8/22 (USD) | 8,100,000 | 8,526 |
| **Total Congo (Cost $8,455)** | | **8,526** |

## COSTA RICA 1.1%

**Corporate Bonds 0.2%**

| | | |
|---|---|---|
| Banco Nacional de Costa Rica, 6.25%, 11/1/23 (USD) | 8,487,000 | 8,906 |
| | | **8,906** |

**Government Bonds 0.9%**

| | | |
|---|---|---|
| Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (USD) | 3,000,000 | 2,520 |

| | | |
|---|---|---|
| Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (USD) | 14,600,000 | 15,020 |
| Republic of Costa Rica, 4.25%, 1/26/23 (USD) | 4,010,000 | 3,965 |
| Republic of Costa Rica, 4.375%, 4/30/25 (USD) | 14,410,000 | 13,852 |
| Republic of Costa Rica, 7.00%, 4/4/44 (USD) | 14,515,000 | 14,461 |
| Republic of Costa Rica, 7.158%, 3/12/45 (USD) | 3,885,000 | 3,909 |
| | | **53,727** |
| **Total Costa Rica (Cost $59,437)** | | **62,633** |

## CROATIA 0.0%

**Government Bonds 0.0%**

| | | |
|---|---|---|
| Republic of Croatia, 3.00%, 3/11/25 (EUR) | 100,000 | 130 |
| Republic of Croatia, 5.50%, 4/4/23 (USD) | 200,000 | 222 |
| Republic of Croatia, 6.00%, 1/26/24 (USD) | 400,000 | 459 |
| Republic of Croatia, 6.375%, 3/24/21 (USD) | 200,000 | 213 |
| **Total Croatia (Cost $969)** | | **1,024** |

## DOMINICAN REPUBLIC 1.1%

**Government Bonds 1.1%**

| | | |
|---|---|---|
| Dominican Republic, 5.50%, 1/27/25 (USD) | 250,000 | 266 |
| Dominican Republic, 6.40%, 6/5/49 (USD)(1) | 500,000 | 524 |
| Dominican Republic, 6.85%, 1/27/45 (USD) | 45,035,000 | 49,393 |
| Dominican Republic, 7.45%, 4/30/44 (USD) | 8,810,000 | 10,242 |
| **Total Dominican Republic (Cost $54,555)** | | **60,425** |

## ECUADOR 2.7%

**Government Bonds 2.7%**

| | | |
|---|---|---|
| Republic of Ecuador, 7.875%, 1/23/28 (USD) | 43,450,000 | 43,125 |
| Republic of Ecuador, 7.95%, 6/20/24 (USD) | 69,400,000 | 72,957 |
| Republic of Ecuador, 8.75%, 6/2/23 (USD) | 3,550,000 | 3,887 |
| Republic of Ecuador, 10.75%, 3/28/22 (USD)(1) | 21,700,000 | 24,440 |
| Republic of Ecuador, 10.75%, 1/31/29 (USD) | 6,000,000 | 6,788 |

| | | |
|---|---|---|
| **GEORGIA 0.0%** | | |
| **Corporate Bonds 0.0%** | | |
| Georgian Railway, 7.75%, 7/11/22 (USD) | 200,000 | 218 |
| | | **218** |
| **Government Bonds 0.0%** | | |
| Government of Georgia, 6.875%, 4/12/21 (USD) | 1,400,000 | 1,479 |
| | | **1,479** |
| **Total Georgia (Cost $1,698)** | | **1,697** |
| **GHANA 0.9%** | | |
| **Government Bonds 0.9%** | | |
| Republic of Ghana, 7.875%, 8/7/23 (USD) | 200,000 | 217 |
| Republic of Ghana, 8.125%, 1/18/26 (USD) | 48,500,000 | 52,318 |
| Republic of Ghana, 8.627%, 6/16/49 (USD)(1) | 650,000 | 657 |
| **Total Ghana (Cost $52,091)** | | **53,192** |
| **GRENADA 0.1%** | | |
| **Government Bonds 0.1%** | | |
| Government of Grenada, 7.00%, 5/12/30 (USD) | 3,141,327 | 2,945 |
| **Total Grenada (Cost $2,730)** | | **2,945** |
| **GUATEMALA 0.3%** | | |
| **Government Bonds 0.3%** | | |
| Republic of Guatemala, 4.50%, 5/3/26 (USD)(1) | 775,000 | 785 |
| Republic of Guatemala, 4.90%, 6/1/30 (USD)(1) | 13,550,000 | 13,956 |
| **Total Guatemala (Cost $14,228)** | | **14,741** |
| **HONG KONG 0.2%** | | |
| **Corporate Bonds 0.2%** | | |
| WTT Investment, 5.50%, 11/21/22 (USD) | 5,500,000 | 5,681 |

| | | |
|---|---|---|
| WTT Investment, 5.50%, 11/21/22 (USD)(1) | 6,990,000 | 7,218 |
| **Total Hong Kong (Cost $12,426)** | | **12,899** |

## HUNGARY 0.0%

| | | |
|---|---|---|
| **Government Bonds 0.0%** | | |
| Republic of Hungary, 5.375%, 3/25/24 (USD) | 300,000 | 339 |
| Republic of Hungary, 5.75%, 11/22/23 (USD) | 300,000 | 341 |
| Republic of Hungary, 7.625%, 3/29/41 (USD) | 300,000 | 482 |
| **Total Hungary (Cost $1,090)** | | **1,162** |

## INDIA 0.2%

| | | |
|---|---|---|
| **Corporate Bonds 0.1%** | | |
| HPCL-Mittal Energy, 5.25%, 4/28/27 (USD) | 6,930,000 | 6,958 |
| | | **6,958** |
| **Government Bonds 0.1%** | | |
| Export-Import Bank of India, 3.375%, 8/5/26 (USD) | 626,000 | 628 |
| Export-import Bank of India, 4.00%, 1/14/23 (USD) | 800,000 | 828 |
| Export-Import Bank of India, 8.375%, 7/24/25 | 17,000,000 | 254 |
| India Government Bond, 7.17%, 1/8/28 | 27,000,000 | 396 |
| India Government Bond, 8.83%, 11/25/23 | 26,000,000 | 406 |
| National Highways Authority of India, 7.30%, 5/18/22 | 90,000,000 | 1,282 |
| | | **3,794** |
| **Total India (Cost $10,661)** | | **10,752** |

## INDONESIA 7.5%

| | | |
|---|---|---|
| **Corporate Bonds 3.7%** | | |
| Indonesia Asahan Aluminium Persero, 5.71%, 11/15/23 (USD)(1) | 14,800,000 | 16,252 |
| Indonesia Asahan Aluminium Persero, 6.53%, 11/15/28 (USD)(1) | 14,525,000 | 17,180 |

| | | |
|---|---|---|
| Indonesia Asahan Aluminium Persero, 6.757%, 11/15/48 (USD)(1) | 260,000 | 320 |
| Listrindo Capital, 4.95%, 9/14/26 (USD) | 9,645,000 | 9,551 |
| Listrindo Capital, 4.95%, 9/14/26 (USD)(1) | 1,400,000 | 1,387 |
| Pelabuhan Indonesia II, 5.375%, 5/5/45 (USD) | 801,000 | 840 |
| Pertamina Persero, 5.625%, 5/20/43 (USD) | 104,726,000 | 115,635 |
| Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD) | 16,500,000 | 16,871 |
| Perusahaan Listrik Negara, 5.25%, 10/24/42 (USD) | 15,300,000 | 16,180 |
| Perusahaan Listrik Negara, 6.25%, 1/25/49 (USD)(1) | 16,296,000 | 19,482 |
| | | **213,696** |
| **Government Bonds 3.8%** | | |
| Perusahaan Penerbit, 4.15%, 3/29/27 (USD)(1) | 850,000 | 892 |
| Perusahaan Penerbit, 4.35%, 9/10/24 (USD) | 14,922,000 | 15,784 |
| Perusahaan Penerbit, 4.55%, 3/29/26 (USD) | 107,775,000 | 115,387 |
| Republic of Indonesia, 3.85%, 7/18/27 (USD)(1) | 200,000 | 207 |
| Republic of Indonesia, 4.625%, 4/15/43 (USD) | 38,107,000 | 40,379 |
| Republic of Indonesia, 4.75%, 2/11/29 (USD) | 11,765,000 | 13,080 |
| Republic of Indonesia, 5.125%, 1/15/45 (USD)(1) | 886,000 | 1,000 |
| Republic of Indonesia, 5.25%, 1/8/47 (USD) | 448,000 | 518 |
| Republic of Indonesia, 5.875%, 1/15/24 (USD) | 861,000 | 967 |
| Republic of Indonesia, 5.95%, 1/8/46 (USD)(1) | 350,000 | 440 |
| Republic of Indonesia, 6.75%, 1/15/44 (USD) | 430,000 | 589 |
| Republic of Indonesia, 8.50%, 10/12/35 (USD) | 280,000 | 422 |
| Republic of Indonesia, 9.00%, 3/15/29 | 351,950,000,000 | 27,569 |
| | | **217,234** |
| **Total Indonesia (Cost $395,019)** | | **430,932** |
| **IRAQ 0.0%** | | |
| **Government Bonds 0.0%** | | |
| Republic of Iraq, 6.752%, 3/9/23 (USD)(1) | 375,000 | 386 |
| **Total Iraq (Cost $375)** | | **386** |

## ISRAEL 1.2%

### Corporate Bonds 1.2%

| | | |
|---|---|---|
| Israel Chemicals, 6.375%, 5/31/38 (USD)(1) | 13,000,000 | 14,599 |
| Israel Electric, 4.25%, 8/14/28 (USD)(1) | 45,715,000 | 47,543 |
| Israel Electric, 7.75%, 12/15/27 (USD) | 7,400,000 | 9,472 |
| | | **71,614** |

### Government Bonds 0.0%

| | | |
|---|---|---|
| State of Israel, 1.50%, 1/18/27 (EUR) | 200,000 | 244 |
| | | **244** |
| **Total Israel (Cost $64,969)** | | **71,858** |

## IVORY COAST 1.3%

### Government Bonds 1.3%

| | | |
|---|---|---|
| Republic of Ivory Coast, 5.25%, 3/22/30 (EUR)(1) | 200,000 | 223 |
| Republic of Ivory Coast, 6.125%, 6/15/33 (USD) | 700,000 | 654 |
| Republic of Ivory Coast, 6.375%, 3/3/28 (USD) | 17,910,000 | 17,772 |
| Republic of Ivory Coast, 6.625%, 3/22/48 (EUR) | 6,500,000 | 7,234 |
| Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)(1) | 6,665,000 | 7,418 |
| Republic of Ivory Coast, STEP, 5.75%, 12/31/32 (USD) | 45,333,200 | 44,168 |
| **Total Ivory Coast (Cost $78,170)** | | **77,469** |

## JAMAICA 1.1%

### Government Bonds 1.1%

| | | |
|---|---|---|
| Government of Jamaica, 6.75%, 4/28/28 (USD) | 2,300,000 | 2,619 |
| Government of Jamaica, 7.625%, 7/9/25 (USD) | 700,000 | 812 |
| Government of Jamaica, 7.875%, 7/28/45 (USD) | 11,250,000 | 13,922 |
| Government of Jamaica, 8.00%, 3/15/39 (USD) | 36,271,000 | 44,976 |
| **Total Jamaica (Cost $57,139)** | | **62,329** |

| | | |
|---|---|---|
| **KAZAKHSTAN 0.7%** | | |
| **Corporate Bonds 0.7%** | | |
| Development Bank of Kazakhstan, 4.125%, 12/10/22 (USD) | 300,000 | 305 |
| Kazakhstan Temir Zholy, 6.95%, 7/10/42 (USD) | 200,000 | 249 |
| KazMunayGas National, 4.75%, 4/19/27 (USD) | 400,000 | 430 |
| KazMunayGas National, 5.75%, 4/19/47 (USD) | 200,000 | 227 |
| KazMunayGas National, 6.375%, 10/24/48 (USD)(1) | 33,170,000 | 39,621 |
| | | **40,832** |
| **Government Bonds 0.0%** | | |
| Republic of Kazakhstan, 2.375%, 11/9/28 (EUR)(1) | 200,000 | 247 |
| Republic of Kazakhstan, 3.875%, 10/14/24 (USD) | 300,000 | 318 |
| Republic of Kazakhstan, 4.875%, 10/14/44 (USD) | 400,000 | 462 |
| Republic of Kazakhstan, 5.125%, 7/21/25 (USD) | 400,000 | 453 |
| Republic of Kazakhstan, 6.50%, 7/21/45 (USD) | 200,000 | 277 |
| | | **1,757** |
| **Total Kazakhstan (Cost $35,570)** | | **42,589** |
| **KENYA 0.3%** | | |
| **Government Bonds 0.3%** | | |
| Republic of Kenya, 7.25%, 2/28/28 (USD) | 17,535,000 | 18,219 |
| Republic of Kenya, 8.25%, 2/28/48 (USD)(1) | 600,000 | 626 |
| Republic of Kenya, 8.25%, 2/28/48 (USD) | 300,000 | 313 |
| **Total Kenya (Cost $17,975)** | | **19,158** |
| **KUWAIT 0.2%** | | |
| **Corporate Bonds 0.0%** | | |
| Equate Petrochemical, 4.25%, 11/3/26 (USD)(1) | 300,000 | 315 |
| | | **315** |

| | | |
|---|---|---|
| **Government Bonds 0.2%** | | |
| Government of Kuwait, 3.50%, 3/20/27 (USD) | 10,000,000 | 10,662 |
| | | **10,662** |
| **Total Kuwait (Cost $10,519)** | | **10,977** |
| **LEBANON 0.3%** | | |
| **Government Bonds 0.3%** | | |
| Lebanese Republic, 6.00%, 1/27/23 (USD) | 450,000 | 380 |
| Lebanese Republic, 6.10%, 10/4/22 (USD) | 425,000 | 363 |
| Lebanese Republic, 6.20%, 2/26/25 (USD) | 350,000 | 280 |
| Lebanese Republic, 6.60%, 11/27/26 (USD) | 495,000 | 394 |
| Lebanese Republic, 6.65%, 4/22/24 (USD) | 600,000 | 494 |
| Lebanese Republic, 6.85%, 3/23/27 (USD) | 17,170,000 | 13,622 |
| Lebanese Republic, 8.25%, 4/12/21 (USD) | 438,000 | 414 |
| **Total Lebanon (Cost $19,889)** | | **15,947** |
| **MEXICO 10.9%** | | |
| **Corporate Bonds 9.7%** | | |
| Axtel, 6.375%, 11/14/24 (USD)(1) | 22,500,000 | 23,007 |
| Banco Santander Mexico, VR, 8.50% (USD)(2)(3) | 16,600,000 | 17,662 |
| BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)(2) | 9,000,000 | 8,694 |
| BBVA Bancomer, VR, 5.35%, 11/12/29 (USD)(2) | 7,000,000 | 6,920 |
| Cemex, 7.75%, 4/16/26 (USD) | 25,810,000 | 28,456 |
| Cometa Energia, 6.375%, 4/24/35 (USD)(1) | 24,765,000 | 25,570 |
| Controladora Mabe, 5.60%, 10/23/28 (USD)(1) | 7,300,000 | 7,674 |
| Controladora Mabe, 5.60%, 10/23/28 (USD) | 1,000,000 | 1,051 |
| Mexico City Airport Trust, 5.50%, 7/31/47 (USD)(1) | 22,140,000 | 22,168 |
| Mexico City Airport Trust, 5.50%, 7/31/47 (USD) | 78,050,000 | 78,148 |
| Petroleos Mexicanos, 3.50%, 1/30/23 (USD) | 700,000 | 666 |
| Petroleos Mexicanos, 5.35%, 2/12/28 (USD) | 900,000 | 821 |
| Petroleos Mexicanos, 5.50%, 6/27/44 (USD) | 36,954,000 | 29,683 |

| | | |
|---|---|---|
| Petroleos Mexicanos, 5.625%, 1/23/46 (USD) | 76,815,000 | 62,259 |
| Petroleos Mexicanos, 6.375%, 2/4/21 (USD) | 65,000 | 67 |
| Petroleos Mexicanos, 6.50%, 3/13/27 (USD) | 29,295,000 | 28,964 |
| Petroleos Mexicanos, 6.50%, 1/23/29 (USD) | 12,535,000 | 12,159 |
| Petroleos Mexicanos, 6.50%, 6/2/41 (USD) | 175,103,000 | 155,754 |
| Petroleos Mexicanos, 6.625%, 6/15/35 (USD) | 1,120,000 | 1,040 |
| Petroleos Mexicanos, 6.75%, 9/21/47 (USD) | 31,876,000 | 28,465 |
| Petroleos Mexicanos, 6.875%, 8/4/26 (USD) | 2,700,000 | 2,735 |
| Petroleos Mexicanos, 7.19%, 9/12/24 | 42,400,000 | 1,845 |
| Poinsettia Finance, 6.625%, 6/17/31 (USD)(1) | 3,600,000 | 3,981 |
| Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)(1) | 13,660,000 | 13,455 |
| | | **561,244** |
| **Government Bonds 1.2%** | | |
| United Mexican States, 3.75%, 1/11/28 (USD) | 1,750,000 | 1,786 |
| United Mexican States, 4.60%, 1/23/46 (USD) | 10,354,000 | 10,618 |
| United Mexican States, 4.75%, 3/8/44 (USD) | 18,908,000 | 19,787 |
| United Mexican States, 5.55%, 1/21/45 (USD) | 500,000 | 584 |
| United Mexican States, 5.75%, 10/12/2110 (USD) | 522,000 | 572 |
| United Mexican States, 6.05%, 1/11/40 (USD) | 1,048,000 | 1,253 |
| United Mexican States, 6.50%, 6/10/21 | 527,000,000 | 26,962 |
| United Mexican States, 8.00%, 11/7/47 | 176,000,000 | 9,332 |
| | | **70,894** |
| **Total Mexico (Cost $649,603)** | | **632,138** |
| **MONGOLIA 1.5%** | | |
| **Corporate Bonds 0.5%** | | |
| Development Bank of Mongolia, 7.25%, 10/23/23 (USD)(1) | 18,220,000 | 19,021 |
| Mongolian Mining Corp/Energy Resources, 9.25%, 4/15/24 (USD)(1) | 5,945,000 | 5,932 |
| Trade & Development Bank of Mongolia, 9.375%, 5/19/20 (USD) | 865,000 | 901 |
| | | **25,854** |

| | | |
|---|---|---|
| **Government Bonds 1.0%** | | |
| Government of Mongolia, 5.125%, 12/5/22 (USD) | 34,560,000 | 34,930 |
| Government of Mongolia, 5.625%, 5/1/23 (USD) | 9,330,000 | 9,510 |
| Government of Mongolia, 8.75%, 3/9/24 (USD) | 10,350,000 | 11,702 |
| Government of Mongolia, 8.75%, 3/9/24 (USD)(1) | 200,000 | 226 |
| Government of Mongolia, 10.875%, 4/6/21 (USD) | 2,150,000 | 2,398 |
| | | **58,766** |
| **Total Mongolia (Cost $81,844)** | | **84,620** |
| **MOROCCO 0.1%** | | |
| **Government Bonds 0.1%** | | |
| Kingdom of Morocco, 5.50%, 12/11/42 (USD) | 5,200,000 | 5,933 |
| **Total Morocco (Cost $5,914)** | | **5,933** |
| **NIGERIA 1.1%** | | |
| **Government Bonds 1.1%** | | |
| Republic of Nigeria, 6.50%, 11/28/27 (USD)(1) | 880,000 | 883 |
| Republic of Nigeria, 6.50%, 11/28/27 (USD) | 22,050,000 | 22,132 |
| Republic of Nigeria, 7.143%, 2/23/30 (USD)(1) | 1,600,000 | 1,622 |
| Republic of Nigeria, 7.143%, 2/23/30 (USD) | 33,600,000 | 34,062 |
| Republic of Nigeria, 7.625%, 11/28/47 (USD)(1) | 400,000 | 400 |
| Republic of Nigeria, 7.625%, 11/28/47 (USD) | 600,000 | 600 |
| Republic of Nigeria, 8.747%, 1/21/31 (USD)(1) | 300,000 | 335 |
| Republic of Nigeria, 8.747%, 1/21/31 (USD) | 3,300,000 | 3,682 |
| Republic of Nigeria, 12.50%, 1/22/26 | 100,000,000 | 255 |
| Republic of Nigeria Treasury Bill, 13.298%, 8/29/19 | 94,378,000 | 257 |
| **Total Nigeria (Cost $61,891)** | | **64,228** |
| **OMAN 1.2%** | | |
| **Corporate Bonds 0.6%** | | |
| Oztel Holdings, 6.625%, 4/24/28 (USD)(1) | 7,120,000 | 7,003 |

| | | |
|---|---|---|
| Oztel Holdings, 6.625%, 4/24/28 (USD) | 25,430,000 | 25,014 |
| | | **32,017** |
| **Government Bonds 0.6%** | | |
| Sultanate of Oman, 4.75%, 6/15/26 (USD) | 15,955,000 | 14,793 |
| Sultanate of Oman, 4.75%, 6/15/26 (USD)(1) | 18,180,000 | 16,855 |
| Sultanate of Oman, 6.75%, 1/17/48 (USD)(1) | 5,850,000 | 5,177 |
| | | **36,825** |
| **Total Oman (Cost $72,398)** | | **68,842** |

## PAKISTAN 0.4%

| | | |
|---|---|---|
| **Government Bonds 0.4%** | | |
| Islamic Republic of Pakistan, 6.875%, 12/5/27 (USD) | 8,500,000 | 8,606 |
| Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD) | 1,900,000 | 1,919 |
| Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD) | 1,200,000 | 1,315 |
| Second Pakistan International Sukuk, 6.75%, 12/3/19 (USD) | 1,219,000 | 1,230 |
| Third Pakistan International Sukuk, 5.50%, 10/13/21 (USD)(1) | 7,000,000 | 7,078 |
| **Total Pakistan (Cost $19,114)** | | **20,148** |

## PANAMA 0.4%

| | | |
|---|---|---|
| **Corporate Bonds 0.2%** | | |
| C&W Senior Financing, 6.875%, 9/15/27 (USD)(1) | 3,315,000 | 3,439 |
| C&W Senior Financing, 7.50%, 10/15/26 (USD)(1) | 8,750,000 | 9,144 |
| | | **12,583** |
| **Government Bonds 0.2%** | | |
| Republic of Panama, 4.30%, 4/29/53 (USD) | 650,000 | 717 |
| Republic of Panama, 4.50%, 4/16/50 (USD) | 8,730,000 | 9,810 |
| Republic of Panama, 6.70%, 1/26/36 (USD) | 250,000 | 341 |
| | | **10,868** |
| **Total Panama (Cost $20,904)** | | **23,451** |

## PHILIPPINES 0.0%

| | | |
|---|---|---|
| **Corporate Bonds 0.0%** | | |
| Power Sector Assets & Liabilities Management, 9.625%, 5/15/28 (USD) | 340,000 | 488 |
| | | **488** |
| **Government Bonds 0.0%** | | |
| Republic of Philippines, 6.25%, 1/14/36 | 20,000,000 | 445 |
| Republic of Philippines, 9.50%, 2/2/30 (USD) | 672,000 | 1,076 |
| | | **1,521** |
| **Total Philippines (Cost $1,840)** | | **2,009** |

## ROMANIA 0.4%

| | | |
|---|---|---|
| **Government Bonds 0.4%** | | |
| Republic of Romania, 2.875%, 5/26/28 (EUR) | 150,000 | 190 |
| Republic of Romania, 4.625%, 4/3/49 (EUR)(1) | 17,200,000 | 23,689 |
| Republic of Romania, 5.125%, 6/15/48 (USD) | 200,000 | 224 |
| Republic of Romania, 6.125%, 1/22/44 (USD) | 200,000 | 255 |
| **Total Romania (Cost $21,285)** | | **24,358** |

## RUSSIA 0.1%

| | | |
|---|---|---|
| **Corporate Bonds 0.0%** | | |
| Vnesheconombank, 6.80%, 11/22/25 (USD) | 200,000 | 221 |
| | | **221** |
| **Government Bonds 0.1%** | | |
| Russian Federation, 4.50%, 4/4/22 (USD) | 800,000 | 834 |
| Russian Federation, 4.875%, 9/16/23 (USD) | 1,000,000 | 1,071 |
| Russian Federation, 5.625%, 4/4/42 (USD) | 1,200,000 | 1,410 |
| Russian Federation, 5.875%, 9/16/43 (USD) | 1,400,000 | 1,704 |
| Russian Federation, 12.75%, 6/24/28 (USD) | 500,000 | 827 |

| | | |
|---|---|---|
| Russian Federation, STEP, 7.50%, 3/31/30 (USD) | 795,000 | 900 |
| | | 6,746 |
| **Total Russia (Cost $6,639)** | | **6,967** |

## SAUDI ARABIA 0.3%

**Government Bonds 0.3%**

| | | |
|---|---|---|
| Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD) | 14,300,000 | 15,695 |
| **Total Saudi Arabia (Cost $15,233)** | | **15,695** |

## SENEGAL 1.0%

**Government Bonds 1.0%**

| | | |
|---|---|---|
| Republic of Senegal, 4.75%, 3/13/28 (EUR) | 20,400,000 | 23,328 |
| Republic of Senegal, 6.25%, 5/23/33 (USD) | 16,700,000 | 16,196 |
| Republic of Senegal, 6.25%, 5/23/33 (USD)(1) | 17,700,000 | 17,166 |
| Republic of Senegal, 6.75%, 3/13/48 (USD) | 200,000 | 188 |
| Republic of Senegal, 6.75%, 3/13/48 (USD)(1) | 200,000 | 188 |
| **Total Senegal (Cost $56,799)** | | **57,066** |

## SERBIA 1.8%

**Government Bonds 1.8%**

| | | |
|---|---|---|
| Republic of Serbia, 1.50%, 6/26/29 (EUR)(1) | 12,230,000 | 13,903 |
| Republic of Serbia, 4.50%, 1/11/26 | 1,580,000,000 | 16,051 |
| Republic of Serbia, 5.875%, 2/8/28 | 80,000,000 | 892 |
| Republic of Serbia, 7.25%, 9/28/21 (USD) | 64,225,000 | 70,467 |
| **Total Serbia (Cost $98,646)** | | **101,313** |

## SOUTH AFRICA 7.0%

**Corporate Bonds 5.6%**

| | | |
|---|---|---|
| Eskom Holdings SOC, 5.75%, 1/26/21 (USD) | 12,400,000 | 12,535 |
| Eskom Holdings SOC, 6.35%, 8/10/28 (USD)(1) | 12,440,000 | 13,491 |
| Eskom Holdings SOC, 6.75%, 8/6/23 (USD) | 14,950,000 | 15,696 |

| | | |
|---|---|---|
| Eskom Holdings SOC, 7.125%, 2/11/25 (USD) | 175,495,000 | 184,405 |
| Eskom Holdings SOC, 8.45%, 8/10/28 (USD)(1) | 53,880,000 | 60,890 |
| Eskom Holdings SOC, 8.45%, 8/10/28 (USD) | 3,900,000 | 4,407 |
| FirstRand Bank, VR, 6.25%, 4/23/28 (USD)(2) | 10,000,000 | 10,474 |
| Gold Fields Orogen Holdings, 5.125%, 5/15/24 (USD)(1) | 3,425,000 | 3,581 |
| MTN Mauritius Investments, 6.50%, 10/13/26 (USD) | 15,000,000 | 16,270 |
| Transnet, 4.00%, 7/26/22 (USD) | 650,000 | 652 |
| | | **322,401** |
| **Government Bonds 1.4%** | | |
| Republic of South Africa, 4.30%, 10/12/28 (USD) | 700,000 | 689 |
| Republic of South Africa, 4.665%, 1/17/24 (USD) | 150,000 | 157 |
| Republic of South Africa, 4.85%, 9/27/27 (USD) | 440,000 | 454 |
| Republic of South Africa, 5.375%, 7/24/44 (USD) | 400,000 | 404 |
| Republic of South Africa, 5.65%, 9/27/47 (USD) | 33,800,000 | 34,746 |
| Republic of South Africa, 5.875%, 9/16/25 (USD) | 600,000 | 658 |
| Republic of South Africa, 5.875%, 6/22/30 (USD) | 300,000 | 326 |
| Republic of South Africa, 6.25%, 3/8/41 (USD) | 15,150,000 | 16,861 |
| Republic of South Africa, 8.00%, 1/31/30 | 2,484,000 | 167 |
| Republic of South Africa, 10.50%, 12/21/26 | 336,600,000 | 27,031 |
| | | **81,493** |
| **Total South Africa (Cost $384,949)** | | **403,894** |
| **SRI LANKA 2.9%** | | |
| **Corporate Bonds 0.0%** | | |
| SriLankan Airlines, 7.00%, 6/25/24 (USD) | 1,460,000 | 1,464 |
| | | **1,464** |
| **Government Bonds 2.9%** | | |
| Republic of Sri Lanka, 5.75%, 1/18/22 (USD) | 26,715,000 | 26,827 |
| Republic of Sri Lanka, 5.75%, 4/18/23 (USD) | 2,000,000 | 1,986 |
| Republic of Sri Lanka, 5.875%, 7/25/22 (USD) | 2,245,000 | 2,256 |
| Republic of Sri Lanka, 6.125%, 6/3/25 (USD) | 2,705,000 | 2,642 |

| | | |
|---|---|---|
| Republic of Sri Lanka, 6.20%, 5/11/27 (USD) | 34,425,000 | 32,704 |
| Republic of Sri Lanka, 6.25%, 10/4/20 (USD) | 2,059,000 | 2,087 |
| Republic of Sri Lanka, 6.25%, 7/27/21 (USD) | 39,020,000 | 39,571 |
| Republic of Sri Lanka, 6.35%, 6/28/24 (USD)(1) | 400,000 | 400 |
| Republic of Sri Lanka, 6.825%, 7/18/26 (USD) | 21,000,000 | 20,979 |
| Republic of Sri Lanka, 6.825%, 7/18/26 (USD)(1) | 33,760,000 | 33,726 |
| Republic of Sri Lanka, 6.85%, 3/14/24 (USD)(1) | 200,000 | 205 |
| Republic of Sri Lanka, 6.85%, 11/3/25 (USD) | 1,100,000 | 1,105 |
| Republic of Sri Lanka, 7.85%, 3/14/29 (USD)(1) | 500,000 | 517 |
| Republic of Sri Lanka, 11.00%, 8/1/24 | 185,000,000 | 1,096 |
| | | **166,101** |
| **Total Sri Lanka (Cost $170,244)** | | **167,565** |

## TRINIDAD AND TOBAGO 0.1%

| | | |
|---|---|---|
| **Corporate Bonds 0.1%** | | |
| Trinidad Petroleum Holdings, 6.00%, 5/8/22 (USD) | 62,500 | 62 |
| Trinidad Petroleum Holdings, 9.75%, 8/14/19 (USD)(1) | 8,290,000 | 8,301 |
| **Total Trinidad and Tobago (Cost $8,359)** | | **8,363** |

## TURKEY 6.9%

| | | |
|---|---|---|
| **Corporate Bonds 1.6%** | | |
| Akbank, 5.125%, 3/31/25 (USD) | 16,700,000 | 15,472 |
| Akbank, VR, 7.20%, 3/16/27 (USD)(2) | 26,500,000 | 23,577 |
| Turk Telekomunikasyon, 4.875%, 6/19/24 (USD) | 12,000,000 | 11,375 |
| Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)(1) | 11,075,000 | 11,178 |
| Turkiye Garanti Bankasi, VR, 6.125%, 5/24/27 (USD)(2) | 19,645,000 | 16,672 |
| Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD)(1) | 14,345,000 | 14,465 |
| | | **92,739** |
| **Government Bonds 5.3%** | | |
| Hazine Mustesarligi Varlik Kiralama, 4.489%, 11/25/24 (USD) | 36,200,000 | 33,265 |
| Republic of Turkey, 3.25%, 3/23/23 (USD) | 400,000 | 365 |

| | | |
|---|---|---|
| Republic of Turkey, 4.25%, 4/14/26 (USD) | 27,800,000 | 24,343 |
| Republic of Turkey, 4.875%, 10/9/26 (USD) | 38,765,000 | 34,790 |
| Republic of Turkey, 4.875%, 4/16/43 (USD) | 14,150,000 | 11,047 |
| Republic of Turkey, 5.125%, 3/25/22 (USD) | 30,300,000 | 29,923 |
| Republic of Turkey, 5.125%, 2/17/28 (USD) | 600,000 | 537 |
| Republic of Turkey, 5.625%, 3/30/21 (USD) | 200,000 | 203 |
| Republic of Turkey, 5.75%, 3/22/24 (USD) | 600,000 | 587 |
| Republic of Turkey, 5.75%, 5/11/47 (USD) | 400,000 | 336 |
| Republic of Turkey, 6.00%, 3/25/27 (USD) | 97,585,000 | 92,998 |
| Republic of Turkey, 6.00%, 1/14/41 (USD) | 7,020,000 | 6,081 |
| Republic of Turkey, 6.125%, 10/24/28 (USD) | 200,000 | 189 |
| Republic of Turkey, 6.25%, 9/26/22 (USD) | 21,805,000 | 22,010 |
| Republic of Turkey, 6.625%, 2/17/45 (USD) | 300,000 | 276 |
| Republic of Turkey, 6.75%, 5/30/40 (USD) | 300,000 | 281 |
| Republic of Turkey, 6.875%, 3/17/36 (USD) | 45,425,000 | 43,641 |
| Republic of Turkey, 7.00%, 6/5/20 (USD) | 200,000 | 205 |
| Republic of Turkey, 7.25%, 12/23/23 (USD) | 400,000 | 414 |
| Republic of Turkey, 7.25%, 3/5/38 (USD) | 200,000 | 199 |
| Republic of Turkey, 7.375%, 2/5/25 (USD) | 600,000 | 621 |
| Republic of Turkey, 7.625%, 4/26/29 (USD) | 300,000 | 308 |
| Republic of Turkey, 8.00%, 2/14/34 (USD) | 300,000 | 318 |
| Republic of Turkey, 11.875%, 1/15/30 (USD) | 200,000 | 266 |
| | | **303,203** |
| **Total Turkey (Cost $395,815)** | | **395,942** |

## UKRAINE 4.5%

**Government Bonds 4.5%**

| | | |
|---|---|---|
| Government of Ukraine, 6.75%, 6/20/26 (EUR)(1) | 4,730,000 | 5,711 |
| Government of Ukraine, 7.375%, 9/25/32 (USD)(1) | 400,000 | 394 |
| Government of Ukraine, 7.75%, 9/1/20 (USD) | 49,350,000 | 51,037 |
| Government of Ukraine, 7.75%, 9/1/21 (USD) | 12,000,000 | 12,568 |

| | | |
|---|---|---|
| Government of Ukraine, 7.75%, 9/1/21 (USD)(1) | 20,564,000 | 21,537 |
| Government of Ukraine, 7.75%, 9/1/22 (USD) | 1,400,000 | 1,486 |
| Government of Ukraine, 7.75%, 9/1/22 (USD)(1) | 201,000 | 213 |
| Government of Ukraine, 7.75%, 9/1/23 (USD) | 2,200,000 | 2,333 |
| Government of Ukraine, 7.75%, 9/1/23 (USD)(1) | 17,524,000 | 18,587 |
| Government of Ukraine, 7.75%, 9/1/24 (USD)(1) | 400,000 | 418 |
| Government of Ukraine, 7.75%, 9/1/25 (USD) | 37,550,000 | 38,953 |
| Government of Ukraine, 7.75%, 9/1/26 (USD) | 200,000 | 207 |
| Government of Ukraine, 7.75%, 9/1/27 (USD) | 23,200,000 | 23,911 |
| Government of Ukraine, 8.994%, 2/1/24 (USD) | 300,000 | 328 |
| Government of Ukraine, 9.75%, 11/1/28 (USD)(1) | 33,220,000 | 37,598 |
| Government of Ukraine, 9.75%, 11/1/28 (USD) | 35,250,000 | 39,895 |
| Government of Ukraine, VR, 0.00%, 5/31/40 (USD)(1)(5)(6) | 7,862,000 | 5,658 |
| **Total Ukraine (Cost $240,614)** | | **260,834** |

## UNITED ARAB EMIRATES 0.3%

**Corporate Bonds 0.3%**

| | | |
|---|---|---|
| Ruwais Power, 6.00%, 8/31/36 (USD) | 11,795,000 | 14,202 |
| **Total United Arab Emirates (Cost $13,257)** | | **14,202** |

## UNITED KINGDOM 0.0%

**Common Stocks 0.0%**

| | | |
|---|---|---|
| Mriya Farming (7)(8) | 83,934 | 1 |
| Mriya Farming, Recovery Certificates (EUR)(7)(8) | 3,975,047 | 45 |
| | | **46** |

**Corporate Bonds 0.0%**

| | | |
|---|---|---|
| Mriya Farming, EC, 0.50%, 12/31/25 (USD)(1)(7)(8) | 17,609,900 | 1,029 |
| | | **1,029** |
| **Total United Kingdom (Cost $—)** | | **1,075** |

| | | |
|---|---|---|
| **UNITED STATES 0.6%** | | |
| **Government Bonds 0.3%** | | |
| U.S. Treasury Notes, 1.625%, 7/31/19 (9) | 18,046,000 | 18,038 |
| | | **18,038** |
| **Municipal Securities 0.3%** | | |
| Commonwealth of Puerto Rico, Series A, GO, 8.00%, 7/1/35 (6)(10) | 29,260,000 | 15,142 |
| | | **15,142** |
| **Total United States (Cost $44,511)** | | **33,180** |
| **URUGUAY 0.0%** | | |
| **Government Bonds 0.0%** | | |
| Republic of Uruguay, 4.125%, 11/20/45 (USD) | 21,775 | 23 |
| Republic of Uruguay, 4.375%, 10/27/27 (USD) | 1,149,481 | 1,245 |
| Republic of Uruguay, 4.50%, 8/14/24 (USD) | 412,728 | 441 |
| Republic of Uruguay, 5.10%, 6/18/50 (USD) | 623,666 | 703 |
| **Total Uruguay (Cost $2,204)** | | **2,412** |
| **UZBEKISTAN 0.5%** | | |
| **Government Bonds 0.5%** | | |
| Republic of Uzbekistan, 4.75%, 2/20/24 (1) | 20,205,000 | 21,163 |
| Republic of Uzbekistan, 5.375%, 2/20/29 | 600,000 | 640 |
| Republic of Uzbekistan, 5.375%, 2/20/29 (1) | 6,120,000 | 6,530 |
| **Total Uzbekistan (Cost $26,901)** | | **28,333** |
| **VENEZUELA 4.2%** | | |
| **Common Stocks 0.0%** | | |
| Republic of Venezuela, Warrants, 4/15/20 (USD)(6) | 7,140 | 19 |
| | | **19** |
| **Corporate Bonds 3.3%** | | |
| Electricidad de Caracas, 8.50%, 4/10/20 (USD)(6)(10) | 12,690,000 | 2,030 |

| | | |
|---|---|---|
| Petroleos de Venezuela, 5.375%, 4/12/27 (USD)(6)(10) | 66,915,000 | 10,706 |
| Petroleos de Venezuela, 6.00%, 5/16/24 (USD)(6)(10) | 189,515,000 | 30,322 |
| Petroleos de Venezuela, 6.00%, 11/15/26 (USD)(6)(10) | 66,805,000 | 10,689 |
| Petroleos de Venezuela, 8.50%, 10/27/20 (USD)(6)(10) | 30,901,500 | 27,193 |
| Petroleos de Venezuela, 9.00%, 11/17/21 (USD)(6)(10) | 386,635,000 | 92,793 |
| Petroleos de Venezuela, 9.75%, 5/17/35 (USD)(6)(10) | 19,980,000 | 4,995 |
| Petroleos de Venezuela, 12.75%, 2/17/22 (USD)(6)(10) | 49,738,000 | 12,435 |
| | | **191,163** |
| **Government Bonds 0.9%** | | |
| Republic of Venezuela, 6.00%, 12/9/20 (USD)(6)(10) | 55,405,000 | 15,029 |
| Republic of Venezuela, 7.75%, 10/13/19 (USD)(6)(10) | 57,970,000 | 15,434 |
| Republic of Venezuela, 9.25%, 9/15/27 (USD)(6)(10) | 26,000,000 | 7,605 |
| Republic of Venezuela, 11.75%, 10/21/26 (USD)(6)(10) | 26,000,000 | 7,540 |
| Republic of Venezuela, 11.95%, 8/5/31 (USD)(6)(10) | 14,400,000 | 4,158 |
| Republic of Venezuela, 12.75%, 8/23/22 (USD)(6)(10) | 8,300,000 | 2,407 |
| | | **52,173** |
| **Total Venezuela (Cost $446,747)** | | **243,355** |
| **VIETNAM 1.0%** | | |
| **Government Bonds 1.0%** | | |
| Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD) | 47,700,000 | 50,847 |
| Socialist Republic of Vietnam, FRN, 6M USD LIBOR + 0.813%, 3.50%, 3/13/28 (USD) | 4,750,000 | 4,746 |
| **Total Vietnam (Cost $53,584)** | | **55,593** |
| **SHORT-TERM INVESTMENTS 2.5%** | | |
| **Money Market Funds 2.5%** | | |
| T. Rowe Price Government Reserve Fund, 2.46% (8)(11) | 144,680,242 | 144,680 |
| **Total Short-Term Investments (Cost $144,680)** | | **144,680** |

(Amounts in 000s, except for contracts)

## OPTIONS PURCHASED 0.1%

**OTC Options Purchased 0.1%**

| Counterparty | Description | Contracts | Notional Amount | Value |
|---|---|---|---|---|
| Bank of America, N.A. | USD Call/CNH Put, 11/15/19 @ 6.975 (CNH) (6) | 1 | 58,000 | 503 |
| Barclays Bank | USD Call/CNH Put, 11/27/19 @ 6.966 (CNH) (6) | 1 | 56,650 | 540 |
| Citibank | EUR Call/USD Put, 12/5/19 @ $1.143 (USD) (6) | 1 | 105,900 | 2,023 |
| Citibank | USD Call/TRY Put, 9/20/19 @ 6.656 (TRY) (6) | 1 | 27,180 | 312 |
| **Total OTC Options Purchased (Cost $5,442)** | | | | **3,378** |
| **Total Options Purchased (Cost $5,442)** | | | | **3,378** |

| | | |
|---|---|---|
| **Total Investments in Securities** | | |
| **98.9% of Net Assets (Cost $5,832,646)** | **$** | **5,710,071** |

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $1,115,936 and represents 19.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) GDP-linked note provides for contingent payments linked to the gross domestic product of Ukraine; par reflects notional and will not be paid over the life or at maturity.
(6) Non-income producing
(7) Level 3 in fair value hierarchy. See Note 2.
(8) Affiliated Companies
(9) At June 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) Seven-day yield

6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ARS Argentine Peso
BDLRPP Argentina deposit rates (Badlar) at private banks
BRL Brazilian Real

(Amounts in 000s)

## FORWARD CURRENCY EXCHANGE CONTRACTS

| Counterparty | Settlement | Receive | | Deliver | | Unrealized Gain/(Loss) |
|---|---|---|---|---|---|---|
| Bank of America N.A. | 7/12/19 | USD | 384 | IDR | 5,599,485 | $ (11) |
| Bank of America N.A. | 9/6/19 | USD | 382 | THB | 12,108 | (14) |
| Barclays Bank | 7/12/19 | IDR | 198,235,243 | USD | 13,771 | 238 |
| Barclays Bank | 7/12/19 | KRW | 438,305 | USD | 378 | 2 |
| Barclays Bank | 8/9/19 | USD | 472 | COP | 1,608,026 | (27) |
| Barclays Bank | 9/6/19 | USD | 14,930 | CLP | 10,532,950 | (620) |
| Barclays Bank | 9/13/19 | USD | 127 | ZAR | 1,893 | (6) |
| Barclays Bank | 10/11/19 | USD | 13,770 | PEN | 45,667 | (38) |
| BNP Paribas | 7/10/19 | ARS | 631,653 | USD | 13,989 | 594 |
| BNP Paribas | 7/10/19 | ARS | 222,384 | USD | 5,214 | (80) |
| BNP Paribas | 7/10/19 | USD | 111 | ARS | 5,225 | (9) |
| BNP Paribas | 7/12/19 | PEN | 90,544 | USD | 26,898 | 582 |
| BNP Paribas | 7/12/19 | USD | 29,007 | PEN | 96,324 | (227) |
| BNP Paribas | 8/9/19 | COP | 1,730,251 | USD | 523 | 13 |
| BNP Paribas | 8/9/19 | USD | 5,836 | ARS | 260,826 | 82 |
| BNP Paribas | 8/23/19 | EUR | 902 | USD | 1,029 | 2 |
| BNP Paribas | 8/23/19 | MXN | 156,908 | USD | 7,917 | 180 |
| BNP Paribas | 8/23/19 | USD | 413 | MXN | 8,041 | (2) |
| BNP Paribas | 9/4/19 | USD | 866 | BRL | 3,440 | (24) |
| BNP Paribas | 9/6/19 | CLP | 4,987,702 | USD | 7,122 | 242 |
| Citibank | 7/12/19 | USD | 426 | KRW | 474,530 | 15 |
| Citibank | 7/19/19 | USD | 849 | RSD | 88,969 | (9) |
| Citibank | 8/23/19 | EUR | 901 | USD | 1,016 | 13 |
| Citibank | 8/23/19 | MXN | 171,521 | USD | 8,845 | 6 |
| Citibank | 8/23/19 | USD | 33,041 | EUR | 29,181 | (293) |
| Citibank | 8/23/19 | USD | 293 | MXN | 5,682 | — |
| Citibank | 8/23/19 | USD | 292 | MXN | 5,684 | (1) |
| Citibank | 9/6/19 | USD | 143 | PHP | 7,442 | (2) |
| Citibank | 9/6/19 | USD | 423 | THB | 13,441 | (16) |
| Citibank | 9/13/19 | SGD | 540 | USD | 396 | 3 |
| Citibank | 10/2/19 | BRL | 14,901 | USD | 3,654 | 191 |
| Citibank | 10/2/19 | USD | 239 | BRL | 973 | (12) |
| Credit Suisse | 7/12/19 | USD | 1,819 | INR | 127,333 | (23) |
| Deutsche Bank | 9/6/19 | USD | 410 | MYR | 1,697 | (1) |
| Goldman Sachs | 7/10/19 | USD | 13,979 | ARS | 628,430 | (529) |
| Goldman Sachs | 7/12/19 | USD | 242 | TWD | 7,432 | 2 |
| Goldman Sachs | 8/23/19 | USD | 8,114 | MXN | 157,395 | (9) |
| Goldman Sachs | 9/13/19 | USD | 399 | SGD | 540 | — |
| Goldman Sachs | 9/18/19 | ARS | 685,004 | USD | 13,757 | 517 |
| HSBC Bank | 7/10/19 | USD | 4,551 | ARS | 223,677 | (613) |
| HSBC Bank | 7/12/19 | IDR | 4,257,341 | USD | 299 | 2 |
| HSBC Bank | 7/12/19 | IDR | 4,157,453 | USD | 294 | — |
| HSBC Bank | 7/12/19 | KRW | 693,685 | USD | 599 | 1 |
| HSBC Bank | 7/12/19 | USD | 297 | IDR | 4,257,341 | (4) |
| HSBC Bank | 7/12/19 | USD | 764 | INR | 53,119 | (5) |
| HSBC Bank | 7/12/19 | USD | 722 | KRW | 813,334 | 18 |

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has three classes of shares: the Emerging Markets Bond Fund (Investor Class), the Emerging Markets Bond Fund–Advisor Class (Advisor Class), and the Emerging Markets Bond Fund–I Class (I Class). Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

Redemption Fees Prior to April 1, 2019, a 2% fee was assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees were withheld from proceeds that shareholders received from the sale or exchange of fund shares. The fees were paid to the fund and were recorded as an increase to paid-in capital. The fees may have caused the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2019, totaled $(1,000) for the six months ended June 30, 2019.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2019, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2019, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2019, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2019, securities valued at $6,731,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30, 2019, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,955,000 cash and securities valued at $1,834,000. As of June 30, 2019, cash of $3,409,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements and to increase exposure to a particular foreign currency or to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2019, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2% and 4% of net assets.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2019, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 7% of net assets.

Options The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and currency values; and, for options written, potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2019, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 7% of net assets.

Swaps The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2019, the notional amount of protection sold by the fund totaled $37,265,000 (0.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended June 30, 2019, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 7% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 74% of the fund’s net assets were invested in emerging markets and 20% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Noninvestment-Grade Debt At June 30, 2019, approximately 69% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $1,232,008,000 and $1,965,966,000, respectively, for the six months ended June 30, 2019.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2018, the fund had $20,402,000 of available capital loss carryforwards.

At June 30, 2019, the cost of investments for federal income tax purposes was $5,834,780,000. Net unrealized loss aggregated $124,513,000 at period-end, of which $266,645,000 related to appreciated investments and $391,158,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2019, the effective annual group fee rate was 0.29%.

The Advisor Class is subject to a contractual expense limitation through the limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2019 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $5,000 remain subject to repayment by the fund at June 30, 2019. To the extent any expenses are waived or reimbursed in accordance with an expense limitation, the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30, 2019, expenses incurred pursuant to these service agreements were $34,000 for Price Associates; $365,000 for T. Rowe Price Services, Inc.; and $13,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2019, the fund was charged $18,000 for shareholder servicing costs related to the college savings plans, of which $15,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2019, less than 1% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price Funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. None of the Spectrum Funds or Retirement Funds invest in the underlying Price Funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price Fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds. Expenses allocated under this special servicing agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2019, the fund was allocated $333,000 of Spectrum Funds’ expenses and $2,177,000 of Retirement Funds’ expenses. Of these amounts, $959,000 related to services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2019, approximately 74% of the outstanding shares of the Investor Class were held by the Spectrum Funds and Retirement Funds.

In addition, other mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund and are not subject to the special servicing agreement disclosed above. No Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2019, approximately 77% of the I Class’s outstanding shares were held by Price Funds and accounts.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2018, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to an expense limitation with respect to the Advisor Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) total expenses and actual management fees of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), second quintile (Advisor Class Expense Group), and fifth quintile (Expense Universe); and the fund’s total expenses ranked in the second and fourth quintiles (Investor Class Expense Group), first quintile (Advisor Class Expense Group), and first and fourth quintiles (Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 16, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	August 16, 2019